Finance debt - Summary of current and non-current borrowings (Details) - USD ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Current finance debt		$ 9,373	$ 7,739
Non-current finance debt	$ 63,507	56,426	55,491
Total		65,799	63,230	$ 58,300
Borrowings
Disclosure of detailed information about borrowings [line items]
Current finance debt		9,329	7,701
Non-current finance debt		55,803	54,873
Total		65,132	62,574
Net obligations under finance leases
Disclosure of detailed information about borrowings [line items]
Current finance debt		44	38
Non-current finance debt		623	618
Total		$ 667	$ 656